UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09911

Hussman Investment Trust
(Exact name of registrant as specified in charter)

6021 University Boulevard, Suite 490 Ellicott City, Maryland	21043
(Address of principal executive offices)	(Zip code)

David K. James

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Hussman Strategic Market Cycle Fund

(HSGFX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Hussman Strategic Market Cycle Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/hussman/. You can also request this information by contacting us at (800) 487-7626.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hussman Strategic Market Cycle Fund	$56	1.15%

How did the Fund perform during the reporting period?

During the semi-annual period ended December 31, 2025, our most reliable equity market valuation measures remained at the steepest extremes in U.S. financial history, exceeding levels observed at the 1929 and 2000 peaks. Short and intermediate-term market action also became increasingly overextended during this period.

The Adviser continues to view the 2022-2025 period as the extended peak of the third great speculative bubble in U.S. history. Amid these conditions, the Fund maintained a generally defensive investment stance, consistent with its long-term, full-cycle, risk-managed discipline.

Even so, the Fund benefited from a September 2024 hedging implementation intended to vary the intensity of the Fund’s hedge positions even during extreme market conditions. We have further extended this implementation, with the expectation of benefiting to a greater degree from market advances even if recent extremes persist, while retaining defense against a potential speculative collapse.

Despite a bearish stock market outlook amid a largely uncorrected advance to unprecedented valuations in the second half of 2025, the total return of the Fund was 6.25% for the calendar year ended December 31, 2025. The Fund benefited from increased turnover in its stock holdings, allowing the Fund to respond to price fluctuations among individual stocks.

The following equity holdings achieved gains in excess of $2 million during the six months ended December 31, 2025: Barrick Mining Corporation, Paramount Skydance Corporation - Class B, Ubiquiti, Inc., Praxis Precision Medicines, Inc., EchoStar Corporation - Class A, United Natural Foods, Inc., and Newmont Corporation. The only equity holding with a loss in excess of $2 million during this period was Charter Communications, Inc. - Class A.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hussman Strategic Market Cycle Fund - $7,982
S&P 500® Index - $39,827
$40,000
$30,000
$20,000
$10,000
$0
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Hussman Strategic Market Cycle Fund	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$8,851	$11,196
Dec-2017	$7,725	$13,640
Dec-2018	$8,403	$13,042
Dec-2019	$6,818	$17,149
Dec-2020	$7,808	$20,304
Dec-2021	$7,790	$26,132
Dec-2022	$9,140	$21,399
Dec-2023	$8,079	$27,025
Dec-2024	$7,512	$33,786
Dec-2025	$7,982	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
Hussman Strategic Market Cycle Fund	6.25%	0.44%	-2.23%
S&P 500® Index	17.88%	14.42%	14.82%

Past performance does not ensure future results.The graph and table do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. To the extent the Fund established leveraged or hedged investment positions as part of its investment program, its investment performance may deviate significantly from the performance of major stock indices for substantial portions of the market cycle. Call (800) 487-7626 or visit https://funddocs.filepoint.com/hussman/ for current month end performance.

Fund Statistics

  Net Assets$340,968,340
  Number of Portfolio Holdings227
  Advisory Fee (net of waivers)$1,585,323
  Portfolio Turnover229%

Asset Weighting (% of total investments)

Value	Value
Warrants	0.0%
Money Market Funds	43.4%
Common Stocks	109.0%

As of December 31, 2025, 97.5% of the value of the Fund's equity investments were hedged with option combinations (long put options/short call options) on the S&P 500® Index and Russell 2000® Index. A significant portion of money market holdings represent proceeds from written call options.

Equity Sector Weighting (% of common stocks)

Value	Value
Utilities	1.0%
Materials	2.9%
Industrials	6.2%
Financials	6.5%
Communications	6.6%
Energy	7.2%
Consumer Discretionary	10.0%
Consumer Staples	12.9%
Technology	20.2%
Health Care	26.6%

Top 10 Equity Holdings (% of net assets)

Holding Name	% of Net Assets
QUALCOMM, Inc.	1.3%
Etsy, Inc.	1.3%
Ubiquiti, Inc.	1.3%
United Natural Foods, Inc.	1.2%
Charter Communications, Inc. - Class A	1.1%
Genpact Ltd.	1.1%
ACADIA Pharmaceuticals, Inc.	1.1%
Check Point Software Technologies Ltd.	1.1%
Exelixis, Inc.	1.0%
Halozyme Therapeutics, Inc.	1.0%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Hussman Strategic Market Cycle Fund (HSGFX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/hussman/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please join our News List by visiting our website and choosing "Keep Me Informed". You will be notified of new content, including market commentary and special updates.

TSR-SAR 123125-HSGFX

Hussman Strategic Allocation Fund

(HSAFX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Hussman Strategic Allocation Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/hussman/. You can also request this information by contacting us at (800) 487-7626.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hussman Strategic Allocation Fund	$63	1.25%

How did the Fund perform during the reporting period?

During the semi-annual period ended December 31, 2025, our most reliable equity market valuation measures remained at the steepest extremes in U.S. financial history, exceeding levels observed at the 1929 and 2000 peaks. Short and intermediate-term market action also became increasingly overextended during this period.

The Adviser continues to view the 2022-2025 period as the extended peak of the third great speculative bubble in U.S. history. Amid these conditions, the Fund maintained a generally defensive investment stance, consistent with its long-term, full-cycle, risk-managed discipline.

Based on benchmarks used by the Adviser to gauge the adequacy of long-term Treasury yields, the Fund modestly reduced its exposure to longer-term bonds in response to falling yields as the year progressed, generally with an average duration of 6-8 years inside the Fund’s fixed income component. The Fund’s investment stance is expected to change in response to shifts in observable market conditions.

Despite a defensive stock market outlook amid a largely uncorrected advance at unprecedented valuations, the total return of the Fund was 7.83% for the calendar year ended December 31, 2025. The Fund benefited from increased turnover in its stock holdings, allowing the Fund to respond to price fluctuations among individual stocks.

The only equity holding that achieved a gain in excess of $150,000 during the six months ended December 31, 2025 was Barrick Mining Corporation. The only equity holding with a loss in excess of $150,000 during this period was Charter Communications, Inc.- Class A.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Hussman Strategic Allocation Fund - $13,658
Bloomberg U.S. Aggregate Bond Index - $10,522
Bloomberg US EQ:FI 60:40 Index - $18,624
S&P 500® Index - $26,329
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Aug-2019
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Hussman Strategic Allocation Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg US EQ:FI 60:40 Index	S&P 500® Index
Aug-2019	$10,000	$10,000	$10,000	$10,000
Dec-2019	$9,933	$9,967	$10,751	$11,337
Dec-2020	$11,047	$10,715	$12,536	$13,423
Dec-2021	$11,845	$10,550	$14,432	$17,276
Dec-2022	$12,368	$9,177	$12,000	$14,147
Dec-2023	$12,449	$9,685	$14,208	$17,866
Dec-2024	$12,666	$9,806	$16,364	$22,336
Dec-2025	$13,658	$10,522	$18,624	$26,329

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 27, 2019)
Hussman Strategic Allocation Fund	7.83%	4.33%	5.04%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	0.80%
Bloomberg US EQ:FI 60:40 Index	13.81%	8.24%	10.30%
S&P 500® Index	17.88%	14.42%	16.48%

Past performance does not ensure future results.The graph and table do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. To the extent the Fund established leveraged or hedged investment positions as part of its investment program, its investment performance may deviate significantly from the performance of major stock indices for substantial portions of the market cycle. Call (800) 487-7626 or visit https://funddocs.filepoint.com/hussman/ for current month end performance.

Fund Statistics

  Net Assets$27,183,165
  Number of Portfolio Holdings232
  Advisory Fee (net of waivers)$0
  Portfolio Turnover206%

Asset Weighting (% of total investments)

Value	Value
Warrants	0.0%
U.S. Treasury Obligations	16.6%
Money Market Funds	36.1%
Common Stocks	69.1%

As of December 31, 2025, 91.8% of the value of the Fund's equity investments were hedged with option combinations (long put options/short call options) on the S&P 500® Index and Russell 2000® Index. A significant portion of money market holdings represent proceeds from written call options.

Equity Sector Weighting (% of common stocks)

Value	Value
Utilities	1.0%
Materials	2.9%
Industrials	6.2%
Communications	6.6%
Financials	6.5%
Energy	7.2%
Consumer Discretionary	10.0%
Consumer Staples	12.9%
Technology	20.2%
Health Care	26.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Inflation-Protected Notes, 1.875%, due 07/15/35	7.5%
U.S. Treasury Notes, 4.000%, due 11/15/35	3.6%
U.S. Treasury Inflation-Protected Notes, 1.750%, due 01/15/34	1.9%
U.S. Treasury Notes, 4.250%, due 05/15/35	1.9%
U.S. Treasury Inflation-Protected Bonds, 2.125%, due 02/15/54	1.8%
QUALCOMM, Inc.	0.8%
Etsy, Inc.	0.8%
Ubiquiti, Inc.	0.8%
United Natural Foods, Inc.	0.7%
Charter Communications, Inc. - Class A	0.7%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Hussman Strategic Allocation Fund (HSAFX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/hussman/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please join our News List by visiting our website and choosing "Keep Me Informed". You will be notified of new content, including market commentary and special updates.

TSR-SAR 123125-HSAFX

Hussman Strategic Total Return Fund

(HSTRX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Hussman Strategic Total Return Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/hussman/. You can also request this information by contacting us at (800) 487-7626.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hussman Strategic Total Return Fund	$39	0.75%

How did the Fund perform during the reporting period?

During the semi-annual period ended December 31, 2025, 10-year U.S. Treasury yields fell to 4%. Based on benchmarks used by the Adviser to gauge the adequacy of long-term Treasury yields, the Fund modestly reduced its exposure to longer-term bonds as the year progressed, bringing their average duration to about 5 years, with an overall portfolio duration of just over 3 years.

The Fund held varying exposure in stocks of companies in the precious metals industry, ranging between 5-25% of net assets. In 2025, these shares benefited from the generally supportive behavior of real interest rates coupled with economic conditions that continue to hover near levels that have historically defined the threshold of recession. The Fund had minor exposure to the utility and energy industries during the calendar year. The Fund’s investment stance is expected to change in response to shifts in observable market conditions.

For the calendar year ended December 31, 2025, the total return of the Fund was 20.93%, compared with a 7.30% gain in its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund benefited from both the fixed income and equity holdings in the portfolio. The deepest peak-to-trough loss in the Fund was -3.14% compared with -2.54% for the benchmark. The Fund has outperformed its benchmark for the past 1, 3, 5, 7, and 10 years, and since inception on September 12, 2002.

The following holdings achieved gains in excess of $1 million during the six months ended December 31, 2025: Barrick Mining Corporation, Newmont Corporation, Agnico Eagle Mines Ltd., and Hecla Mining Company. There were no portfolio losses in excess of $1 million during this period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hussman Strategic Total Return Fund - $17,785
Bloomberg U.S. Aggregate Bond Index - $12,199
$18,000
$16,000
$14,000
$12,000
$10,000
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Hussman Strategic Total Return Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,803	$10,265
Dec-2017	$10,934	$10,628
Dec-2018	$11,096	$10,629
Dec-2019	$12,363	$11,556
Dec-2020	$13,779	$12,423
Dec-2021	$13,945	$12,232
Dec-2022	$13,077	$10,641
Dec-2023	$13,866	$11,229
Dec-2024	$14,706	$11,369
Dec-2025	$17,785	$12,199

Average Annual Total Returns

	1 Year	5 Years	10 Years
Hussman Strategic Total Return Fund	20.93%	5.24%	5.93%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Past performance does not ensure future results.The graph and table do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 487-7626 or visit https://funddocs.filepoint.com/hussman/ for current month end performance.

Fund Statistics

  Net Assets$254,865,144
  Number of Portfolio Holdings54
  Advisory Fee (net of waivers)$585,435
  Portfolio Turnover121%

Asset Weighting (% of total investments)

Value	Value
Warrants	0.0%
Exchange-Traded Funds	0.9%
Common Stocks	6.3%
Money Market Funds	17.1%
U.S. Treasury Obligations	75.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Inflation-Protected Notes, 1.875%, due 07/15/35	25.8%
U.S. Treasury Notes, 4.000%, due 11/15/35	13.5%
U.S. Treasury Bills, 3.520%, due 11/27/26	11.4%
U.S. Treasury Inflation-Protected Notes, 2.500%, due 01/15/29	6.1%
U.S. Treasury Inflation-Protected Notes, 0.125%, due 01/15/30	4.7%
U.S. Treasury Notes, 2.125%, due 05/31/26	3.9%
U.S. Treasury Notes, 1.500%, due 08/15/26	3.9%
U.S. Treasury Inflation-Protected Notes, 1.750%, due 01/15/34	2.2%
U.S. Treasury Notes, 4.250%, due 05/15/35	2.0%
U.S. Treasury Inflation-Protected Bonds, 2.125%, due 02/15/54	1.9%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Hussman Strategic Total Return Fund (HSTRX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/hussman/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please join our News List by visiting our website and choosing "Keep Me Informed". You will be notified of new content, including market commentary and special updates.

TSR-SAR 123125-HSTRX

(b)	Not applicable

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

HUSSMAN INVESTMENT TRUST

HUSSMAN STRATEGIC MARKET CYCLE FUND

HUSSMAN STRATEGIC ALLOCATION FUND

HUSSMAN STRATEGIC TOTAL RETURN FUND

SEMI-ANNUAL
FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION

December 31, 2025
(Unaudited)

Table of Contents

Schedules of Investments
Hussman Strategic Market Cycle Fund	1
Hussman Strategic Allocation Fund	12
Hussman Strategic Total Return Fund	23
Statements of Assets and Liabilities	26
Statements of Operations	27
Statements of Changes in Net Assets
Hussman Strategic Market Cycle Fund	29
Hussman Strategic Allocation Fund	30
Hussman Strategic Total Return Fund	31
Financial Highlights
Hussman Strategic Market Cycle Fund	32
Hussman Strategic Allocation Fund	33
Hussman Strategic Total Return Fund	34
Notes to Financial Statements	35
Additional Information	54

Hussman Strategic Market Cycle Fund Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS — 110.5%	Shares	Value
Communications — 7.2%
Cable & Satellite — 1.1%
Charter Communications, Inc. - Class A (a)(b)	18,000	$3,757,500

Entertainment Content — 0.5%
Paramount Skydance Corporation - Class B (a)	140,000	1,876,000

Internet Media & Services — 4.4%
Airbnb, Inc. - Class A (a)(b)	20,000	2,714,400
Fiverr International Ltd. (a)(b)	40,000	790,400
Lyft, Inc. - Class A (a)(b)	90,000	1,743,300
Match Group, Inc. (a)	80,000	2,583,200
Pinterest, Inc. - Class A (a)(b)	40,000	1,035,600
TripAdvisor, Inc. (a)(b)	100,000	1,456,000
Uber Technologies, Inc. (a)(b)	30,000	2,451,300
Upwork, Inc. (b)	40,000	792,800
VeriSign, Inc. (a)	6,000	1,457,700
		15,024,700
Telecommunications — 1.2%
Gogo, Inc. (a)(b)	260,000	1,211,600
Verizon Communications, Inc. (a)	70,000	2,851,100
		4,062,700
Consumer Discretionary — 11.0%
Apparel & Textile Products — 0.2%
PVH Corporation (a)	10,000	670,200

Automotive — 0.8%
Aptiv plc (a)(b)	36,000	2,739,240

Consumer Services — 0.9%
Coursera, Inc. (a)(b)	100,000	736,000
Graham Holdings Company - Class B (a)	2,000	2,197,200
		2,933,200
E-Commerce Discretionary — 2.7%
Chewy, Inc. - Class A (a)(b)	60,000	1,983,000
eBay, Inc. (a)	20,000	1,742,000
Etsy, Inc. (a)(b)	80,000	4,435,200

1

Hussman Strategic Market Cycle Fund Schedule of Investments (continued)
December 31, 2025 (Unaudited)

COMMON STOCKS — 110.5% (continued)	Shares	Value
Consumer Discretionary — 11.0% (continued)
E-Commerce Discretionary — 2.7% (continued)
Newegg Commerce, Inc. (a)(b)	20,000	$1,015,200
		9,175,400
Home & Office Products — 0.3%
Arhaus, Inc. (a)(b)	100,000	1,121,000

Leisure Facilities & Services — 2.4%
Arcos Dorados Holdings, Inc. - Class A (a)	100,000	734,000
Cracker Barrel Old Country Store, Inc. (a)	60,000	1,524,000
Hilton Grand Vacations, Inc. (a)(b)	20,000	895,000
Starbucks Corporation (a)	30,000	2,526,300
Wingstop, Inc. (a)	6,000	1,430,940
Wynn Resorts Ltd. (a)	10,000	1,203,300
		8,313,540
Leisure Products — 0.3%
Topgolf Callaway Brands Corporation (a)(b)	80,000	933,600

Retail - Discretionary — 3.2%
Advance Auto Parts, Inc. (a)	20,000	786,000
AutoNation, Inc. (a)(b)	2,000	412,960
Gap, Inc. (The) (a)	60,000	1,536,000
Hertz Global Holdings, Inc. (a)(b)	300,000	1,542,000
National Vision Holdings, Inc. (a)(b)	100,000	2,582,000
Sally Beauty Holdings, Inc. (a)(b)	80,000	1,140,800
Urban Outfitters, Inc. (a)(b)	40,000	3,010,400
		11,010,160
Wholesale - Discretionary — 0.2%
LKQ Corporation (a)	20,000	604,000

Consumer Staples — 14.3%
Beverages — 1.7%
Coca-Cola Company (The) (a)	40,000	2,796,400
PepsiCo, Inc. (a)	20,000	2,870,400
		5,666,800
Food — 7.2%
Cal-Maine Foods, Inc. (a)	16,000	1,273,120
Campbell’s Company (The) (a)	100,000	2,787,000
Dole plc (a)	140,000	2,098,600

2

Hussman Strategic Market Cycle Fund Schedule of Investments (continued)
December 31, 2025 (Unaudited)

COMMON STOCKS — 110.5% (continued)	Shares	Value
Consumer Staples — 14.3% (continued)
Food — 7.2% (continued)
Flowers Foods, Inc. (a)	160,000	$1,740,800
Fresh Del Monte Produce, Inc. (a)	40,000	1,425,200
General Mills, Inc. (a)	60,000	2,790,000
Herbalife Ltd. (a)(b)	60,000	773,400
Hershey Company (The) (a)	10,000	1,819,800
J.M. Smucker Company (The) (a)	10,000	978,100
Kraft Heinz Company (The) (a)	40,000	970,000
Nomad Foods Ltd. (a)	160,000	2,001,600
Post Holdings, Inc. (a)(b)	6,000	594,300
Tootsie Roll Industries, Inc. (a)	80,000	2,930,400
Vital Farms, Inc. (a)(b)	80,000	2,555,200
		24,737,520
Household Products — 2.2%
Clorox Company (The) (a)	10,000	1,008,300
Colgate-Palmolive Company (a)	40,000	3,160,800
Kimberly-Clark Corporation (a)	6,000	605,340
Oddity Tech Ltd. - Class A (a)(b)	20,000	803,600
Reynolds Consumer Products, Inc. (a)	80,000	1,833,600
		7,411,640
Retail - Consumer Staples — 1.7%
Albertsons Companies, Inc. - Class A (a)	100,000	1,717,000
Dollar General Corporation (a)	10,000	1,327,700
Five Below, Inc. (a)(b)	14,000	2,637,040
		5,681,740
Wholesale - Consumer Staples — 1.5%
Archer-Daniels-Midland Company	20,000	1,149,800
United Natural Foods, Inc. (a)(b)	120,000	4,040,400
		5,190,200
Energy — 8.0%
Oil & Gas Producers — 3.6%
Antero Midstream Corporation (a)	40,000	711,600
APA Corporation (a)	100,000	2,446,000
Cheniere Energy Partners, L.P. (a)	40,000	2,139,200
Civitas Resources, Inc. (a)	40,000	1,083,600
Coterra Energy, Inc. (a)	40,000	1,052,800
CVR Energy, Inc. (a)	40,000	1,017,600
Devon Energy Corporation (a)	40,000	1,465,200

3

Hussman Strategic Market Cycle Fund Schedule of Investments (continued)
December 31, 2025 (Unaudited)

COMMON STOCKS — 110.5% (continued)	Shares	Value
Energy — 8.0% (continued)
Oil & Gas Producers — 3.6% (continued)
Marathon Petroleum Corporation (a)	6,000	$975,780
Par Pacific Holdings, Inc. (a)(b)	40,000	1,405,600
		12,297,380
Oil & Gas Services & Equipment — 1.7%
Innovex International, Inc. (a)(b)	40,000	874,800
Noble Corporation plc (a)	40,000	1,129,600
RPC, Inc. (a)	100,000	544,000
SLB Ltd. (a)	60,000	2,302,800
Valaris Ltd. (a)(b)	20,000	1,008,000
		5,859,200
Renewable Energy — 2.7%
Array Technologies, Inc. (a)(b)	240,000	2,212,800
Canadian Solar, Inc. (a)(b)	120,000	2,852,400
Shoals Technologies Group, Inc. - Class A (a)(b)	240,000	2,040,000
SolarEdge Technologies, Inc. (a)(b)	70,000	2,019,500
		9,124,700
Financials — 7.1%
Asset Management — 0.6%
Patria Investments Ltd. - Class A (a)	40,000	635,600
XP, Inc. - Class A (a)	80,000	1,309,600
		1,945,200
Banking — 2.1%
Bank OZK (a)	50,000	2,301,000
BankUnited, Inc. (a)	30,000	1,337,100
Citigroup, Inc. (a)	10,000	1,166,900
Customers Bancorp, Inc. (a)(b)	10,000	731,200
Inter & Company, Inc. - Class A (a)	100,000	848,000
Univest Financial Corporation (a)	20,000	654,800
		7,039,000
Institutional Financial Services — 1.9%
Northern Trust Corporation (a)	14,000	1,912,260
State Street Corporation (a)	10,000	1,290,100
StoneX Group, Inc. (a)(b)	14,000	1,331,820
Virtu Financial, Inc. - Class A (a)	60,000	1,999,200
		6,533,380
Insurance — 1.9%
Globe Life, Inc. (a)	10,000	1,398,600
Lincoln National Corporation (a)	40,000	1,781,200

4

Hussman Strategic Market Cycle Fund Schedule of Investments (continued)
December 31, 2025 (Unaudited)

COMMON STOCKS — 110.5% (continued)	Shares	Value
Financials — 7.1% (continued)
Insurance — 1.9% (continued)
Palomar Holdings, Inc. (a)(b)	20,000	$2,695,200
Root, Inc. - Class A (a)(b)	10,000	722,300
		6,597,300
Specialty Finance — 0.6%
Bread Financial Holdings, Inc. (a)	30,000	2,220,900

Health Care — 29.4%
Biotech & Pharma — 20.6%
ACADIA Pharmaceuticals, Inc. (a)(b)	140,000	3,739,400
Alkermes plc (a)(b)	100,000	2,798,000
Alnylam Pharmaceuticals, Inc. (a)(b)	6,000	2,385,900
Amgen, Inc. (a)	8,000	2,618,480
ANI Pharmaceuticals, Inc. (a)(b)	30,000	2,368,200
Arvinas, Inc. (a)(b)	100,000	1,186,000
Aurinia Pharmaceuticals, Inc. (a)(b)	100,000	1,595,000
BioCryst Pharmaceuticals, Inc. (a)(b)	240,000	1,872,000
BioMarin Pharmaceutical, Inc. (a)(b)	30,000	1,782,900
Catalyst Pharmaceuticals, Inc. (a)(b)	100,000	2,334,000
Corcept Therapeutics, Inc. (a)(b)	30,000	1,044,000
CorMedix, Inc. (a)(b)	200,000	2,326,000
Exelixis, Inc. (a)(b)	80,000	3,506,400
Gilead Sciences, Inc. (a)	14,000	1,718,360
Halozyme Therapeutics, Inc. (a)(b)	50,000	3,365,000
Harmony Biosciences Holdings, Inc. (a)(b)	60,000	2,245,200
Immunocore Holdings plc - ADR (b)	40,000	1,388,400
Incyte Corporation (a)(b)	24,000	2,370,480
Innoviva, Inc. (a)(b)	100,000	1,999,000
Keros Therapeutics, Inc. (a)(b)	40,000	814,400
Neurocrine Biosciences, Inc. (a)(b)	20,000	2,836,600
Niagen Bioscience, Inc. (a)(b)	100,000	636,000
Pacira BioSciences, Inc. (a)(b)	120,000	3,105,600
Pfizer, Inc. (a)	40,000	996,000
Phathom Pharmaceuticals, Inc. (a)(b)	140,000	2,322,600
Phibro Animal Health Corporation - Class A (a)	40,000	1,494,400
Praxis Precision Medicines, Inc. (a)(b)	8,000	2,357,920
Protagonist Therapeutics, Inc. (a)(b)	12,000	1,048,080
PTC Therapeutics, Inc. (a)(b)	24,000	1,823,040

5

Hussman Strategic Market Cycle Fund Schedule of Investments (continued)
December 31, 2025 (Unaudited)

COMMON STOCKS — 110.5% (continued)	Shares	Value
Health Care — 29.4% (continued)
Biotech & Pharma — 20.6% (continued)
Rigel Pharmaceuticals, Inc. (a)(b)	50,000	$2,141,500
Royalty Pharma plc - Class A (a)	60,000	2,318,400
Sarepta Therapeutics, Inc. (a)(b)	60,000	1,291,200
Stoke Therapeutics, Inc. (a)(b)	60,000	1,904,400
Tarsus Pharmaceuticals, Inc. (a)(b)	16,000	1,310,080
Travere Therapeutics, Inc. (a)(b)	30,000	1,146,300
		70,189,240
Health Care Facilities & Services — 4.4%
Astrana Health, Inc. (a)(b)	60,000	1,488,600
Concentra Group Holdings Parent, Inc. (a)	60,000	1,180,800
CVS Health Corporation (a)	40,000	3,174,400
GeneDx Holdings Corporation (a)(b)	10,000	1,300,600
Humana, Inc. (a)	10,000	2,561,300
Progyny, Inc. (a)(b)	120,000	3,081,600
Quest Diagnostics, Inc. (a)	4,000	694,120
Teladoc Health, Inc. (a)(b)	200,000	1,400,000
		14,881,420
Medical Equipment & Devices — 4.4%
DexCom, Inc. (a)(b)	40,000	2,654,800
iRhythm Technologies, Inc. (a)(b)	14,000	2,484,160
Medtronic plc (a)	20,000	1,921,200
Penumbra, Inc. (a)(b)	4,000	1,243,640
SI-BONE, Inc. (a)(b)	80,000	1,577,600
Solventum Corporation (a)(b)	16,000	1,267,840
Tempus AI, Inc. (a)(b)	40,000	2,362,000
TransMedics Group, Inc. (a)(b)	14,000	1,703,100
		15,214,340
Industrials — 6.9%
Aerospace & Defense — 1.0%
Amprius Technologies, Inc. (a)(b)	200,000	1,578,000
Joby Aviation, Inc. (a)(b)	140,000	1,848,000
		3,426,000
Commercial Support Services — 1.6%
Healthcare Services Group, Inc. (a)(b)	100,000	1,912,000
LegalZoom.com, Inc. (a)(b)	100,000	993,000
UL Solutions, Inc. - Class A (a)	30,000	2,365,800
		5,270,800

6

Hussman Strategic Market Cycle Fund Schedule of Investments (continued)
December 31, 2025 (Unaudited)

COMMON STOCKS — 110.5% (continued)	Shares	Value
Industrials — 6.9% (continued)
Electrical Equipment — 1.9%
Allegion plc (a)	14,000	$2,229,080
Evolv Technologies Holdings, Inc. (a)(b)	240,000	1,718,400
Nextpower, Inc. - Class A (a)(b)	28,000	2,439,080
		6,386,560
Engineering & Construction — 0.5%
IHS Holding Ltd. (a)(b)	100,000	746,000
Montrose Environmental Group, Inc. (a)(b)	40,000	993,200
		1,739,200
Machinery — 1.0%
Oshkosh Corporation (a)	10,000	1,256,300
Power Solutions International, Inc. (a)(b)	30,000	1,714,200
Symbotic, Inc. (a)(b)	10,000	595,000
		3,565,500
Transportation & Logistics — 0.9%
Copa Holdings S.A. - Class A (a)	10,000	1,206,100
FLEX LNG Ltd. (a)	40,000	998,000
Teekay Corporation Ltd. (a)	100,000	903,000
		3,107,100
Materials — 3.2%
Chemicals — 1.0%
CF Industries Holdings, Inc. (a)	10,000	773,400
ICL Group Ltd. (a)	100,000	571,000
Mosaic Company (The) (a)	80,000	1,927,200
		3,271,600
Metals & Mining — 2.2%
Agnico Eagle Mines Ltd.	4,000	678,120
Alamos Gold, Inc. - Class A (a)	20,000	771,600
AngloGold Ashanti plc (a)	6,000	511,680
Aura Minerals, Inc. (a)	10,000	504,150
Barrick Mining Corporation (a)	20,000	871,000
Compass Minerals International, Inc. (a)(b)	40,000	785,600
Hecla Mining Company (a)	20,000	383,800
Kinross Gold Corporation (a)	10,000	281,600
Newmont Corporation (a)	10,000	998,500
Pan American Silver Corporation (a)	8,000	414,480
Royal Gold, Inc. (a)	4,000	889,160
SSR Mining, Inc. (a)(b)	20,000	438,400
		7,528,090

7

Hussman Strategic Market Cycle Fund Schedule of Investments (continued)
December 31, 2025 (Unaudited)

COMMON STOCKS — 110.5% (continued)	Shares	Value
Technology — 22.3%
Semiconductors — 2.9%
ACM Research, Inc. - Class A (a)(b)	60,000	$2,367,000
Cirrus Logic, Inc. (a)(b)	10,000	1,185,000
QUALCOMM, Inc. (a)	26,000	4,447,300
Universal Display Corporation (a)	16,000	1,868,480
		9,867,780
Software — 8.9%
Box, Inc. - Class A (a)(b)	40,000	1,196,400
Check Point Software Technologies Ltd. (a)(b)	20,000	3,711,200
Clear Secure, Inc. - Class A (a)	60,000	2,104,800
Concentrix Corporation (a)	80,000	3,326,400
Doximity, Inc. - Class A (a)(b)	20,000	885,600
Duolingo, Inc. (a)(b)	4,000	702,000
GigaCloud Technology, Inc. - Class A (a)(b)	50,000	1,964,000
IonQ, Inc. (a)(b)	30,000	1,346,100
Nutex Health, Inc. (a)(b)	20,000	3,292,400
Paycom Software, Inc. (a)	16,000	2,549,760
Qualys, Inc. (a)(b)	16,000	2,126,400
Snowflake, Inc. (a)(b)	8,000	1,754,880
SS&C Technologies Holdings, Inc. (a)	24,000	2,098,080
Yext, Inc. (a)(b)	100,000	806,000
Zoom Communications, Inc. - Class A (a)(b)	10,000	862,900
ZoomInfo Technologies, Inc. (a)(b)	140,000	1,423,800
		30,150,720
Technology Hardware — 3.6%
ADTRAN Holdings, Inc. (a)(b)	140,000	1,216,600
Ingram Micro Holding Corporation (a)	40,000	853,600
InterDigital, Inc. (a)	6,000	1,910,280
Super Micro Computer, Inc. (a)(b)	40,000	1,170,800
Ubiquiti, Inc. (a)	8,000	4,426,800
Viasat, Inc. (a)(b)	80,000	2,756,800
		12,334,880
Technology Services — 6.9%
Claritev Corporation (a)(b)	10,000	427,500
Cognizant Technology Solutions Corporation - Class A (a)	20,000	1,660,000
dLocal Ltd. (a)(b)	200,000	2,828,000
Euronet Worldwide, Inc. (a)(b)	30,000	2,283,300
EVERTEC, Inc. (a)	40,000	1,163,600

8

Hussman Strategic Market Cycle Fund Schedule of Investments (continued)
December 31, 2025 (Unaudited)

COMMON STOCKS — 110.5% (continued)	Shares	Value
Technology — 22.3% (continued)
Technology Services — 6.9% (continued)
Genpact Ltd. (a)	80,000	$3,742,400
Pagseguro Digital Ltd. - Class A (a)	200,000	1,928,000
Paymentus Holdings, Inc. - Class A (a)(b)	60,000	1,895,400
PayPal Holdings, Inc. (a)	20,000	1,167,600
Sezzle, Inc. (a)(b)	50,000	3,173,750
TaskUS, Inc. - Class A (a)(b)	200,000	2,358,000
Western Union Company (The) (a)	100,000	931,000
		23,558,550
Utilities — 1.1%
Electric Utilities — 1.1%
Brookfield Renewable Corporation (a)	40,000	1,533,600
ReNew Energy Global plc - Class A (a)(b)	100,000	565,000
Talen Energy Corporation (a)(b)	4,000	1,499,360
		3,597,960

Total Common Stocks (Cost $375,102,314)		$376,615,940

WARRANTS — 0.0% (c)	Shares	Value
Energy — 0.0% (c)
Oil & Gas Services & Equipment — 0.0% (c)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	8,000	$1,424

EXCHANGE-TRADED PUT OPTION CONTRACTS — 1.9%	Contracts	Notional Amount	Value
Russell 2000® Index Option, 02/20/2026 at $2,450	680	$168,769,880	$3,264,000
S&P 500® Index Option, 02/20/2026 at $6,850	290	198,519,500	3,398,800
Total Put Option Contracts (Cost $6,206,867)		$367,289,380	$6,662,800

Total Investments at Value — 112.4% (Cost $381,309,181)			$383,280,164

9

Hussman Strategic Market Cycle Fund Schedule of Investments (continued)
December 31, 2025 (Unaudited)

MONEY MARKET FUNDS — 44.0%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.64% (d) (Cost $149,979,163)	149,979,163	$149,979,163

Total Investments and Money Market Funds at Value — 156.4% (Cost $531,288,344)		$533,259,327

Written Call Option Contracts — (55.0%)		(187,681,420)

Liabilities in Excess of Other Assets — (1.4%)		(4,609,567)

Net Assets — 100.0%		$340,968,340

ADR - American Depositary Receipt.
(a)	All or portion of the security is used as collateral to cover written call options. The total value of the securities held as collateral as of December 31, 2025 was $372,415,940.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of December 31, 2025.
See accompanying notes to financial statements.

10

Hussman Strategic Market Cycle Fund Schedule of Open Written Option Contracts
December 31, 2025 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000® Index Option	680	$168,769,880	$1,200	03/23/2026	$87,338,520
S&P 500® Index Option	290	198,519,500	3,400	03/23/2026	100,342,900
Total Written Call Option Contracts (Premiums received $187,107,502)		$367,289,380			$187,681,420

See accompanying notes to financial statements.

11

Hussman Strategic Allocation Fund Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS — 69.3%	Shares	Value
Communications — 4.5%
Cable & Satellite — 0.7%
Charter Communications, Inc. - Class A (a)(b)	900	$187,875

Entertainment Content — 0.3%
Paramount Skydance Corporation - Class B (a)	7,000	93,800

Internet Media & Services — 2.8%
Airbnb, Inc. - Class A (a)(b)	1,000	135,720
Fiverr International Ltd. (a)(b)	2,000	39,520
Lyft, Inc. - Class A (a)(b)	4,500	87,165
Match Group, Inc. (a)	4,000	129,160
Pinterest, Inc. - Class A (a)(b)	2,000	51,780
TripAdvisor, Inc. (a)(b)	5,000	72,800
Uber Technologies, Inc. (a)(b)	1,500	122,565
Upwork, Inc. (b)	2,000	39,640
VeriSign, Inc. (a)	300	72,885
		751,235
Telecommunications — 0.7%
Gogo, Inc. (a)(b)	13,000	60,580
Verizon Communications, Inc. (a)	3,500	142,555
		203,135
Consumer Discretionary — 6.9%
Apparel & Textile Products — 0.1%
PVH Corporation (a)	500	33,510

Automotive — 0.5%
Aptiv plc (a)(b)	1,800	136,962

Consumer Services — 0.6%
Coursera, Inc. (a)(b)	5,000	36,800
Graham Holdings Company - Class B (a)	100	109,860
		146,660
E-Commerce Discretionary — 1.7%
Chewy, Inc. - Class A (a)(b)	3,000	99,150
eBay, Inc. (a)	1,000	87,100
Etsy, Inc. (a)(b)	4,000	221,760
Newegg Commerce, Inc. (a)(b)	1,000	50,760
		458,770

12

Hussman Strategic Allocation Fund Schedule of Investments (continued)
December 31, 2025 (Unaudited)

COMMON STOCKS — 69.3% (continued)	Shares	Value
Consumer Discretionary — 6.9% (continued)
Home & Office Products — 0.2%
Arhaus, Inc. (a)(b)	5,000	$56,050

Leisure Facilities & Services — 1.5%
Arcos Dorados Holdings, Inc. - Class A (a)	5,000	36,700
Cracker Barrel Old Country Store, Inc. (a)	3,000	76,200
Hilton Grand Vacations, Inc. (a)(b)	1,000	44,750
Starbucks Corporation (a)	1,500	126,315
Wingstop, Inc. (a)	300	71,547
Wynn Resorts Ltd. (a)	500	60,165
		415,677
Leisure Products — 0.2%
Topgolf Callaway Brands Corporation (b)	4,000	46,680

Retail - Discretionary — 2.0%
Advance Auto Parts, Inc. (a)	1,000	39,300
AutoNation, Inc. (a)(b)	100	20,648
Gap, Inc. (The) (a)	3,000	76,800
Hertz Global Holdings, Inc. (a)(b)	15,000	77,100
National Vision Holdings, Inc. (a)(b)	5,000	129,100
Sally Beauty Holdings, Inc. (a)(b)	4,000	57,040
Urban Outfitters, Inc. (a)(b)	2,000	150,520
		550,508
Wholesale - Discretionary — 0.1%
LKQ Corporation	1,000	30,200

Consumer Staples — 9.0%
Beverages — 1.0%
Coca-Cola Company (The) (a)	2,000	139,820
PepsiCo, Inc. (a)	1,000	143,520
		283,340
Food — 4.6%
Cal-Maine Foods, Inc. (a)	800	63,656
Campbell’s Company (The) (a)	5,000	139,350
Dole plc (a)	7,000	104,930
Flowers Foods, Inc. (a)	8,000	87,040
Fresh Del Monte Produce, Inc. (a)	2,000	71,260
General Mills, Inc. (a)	3,000	139,500

13

Hussman Strategic Allocation Fund Schedule of Investments (continued)
December 31, 2025 (Unaudited)

COMMON STOCKS — 69.3% (continued)	Shares	Value
Consumer Staples — 9.0% (continued)
Food — 4.6% (continued)
Herbalife Ltd. (a)(b)	3,000	$38,670
Hershey Company (The) (a)	500	90,990
J.M. Smucker Company (The) (a)	500	48,905
Kraft Heinz Company (The) (a)	2,000	48,500
Nomad Foods Ltd. (a)	8,000	100,080
Post Holdings, Inc. (a)(b)	300	29,715
Tootsie Roll Industries, Inc. (a)	4,000	146,520
Vital Farms, Inc. (a)(b)	4,000	127,760
		1,236,876
Household Products — 1.4%
Clorox Company (The) (a)	500	50,415
Colgate-Palmolive Company (a)	2,000	158,040
Kimberly-Clark Corporation (a)	300	30,267
Oddity Tech Ltd. - Class A (a)(b)	1,000	40,180
Reynolds Consumer Products, Inc. (a)	4,000	91,680
		370,582
Retail - Consumer Staples — 1.0%
Albertsons Companies, Inc. - Class A (a)	5,000	85,850
Dollar General Corporation (a)	500	66,385
Five Below, Inc. (a)(b)	700	131,852
		284,087
Wholesale - Consumer Staples — 1.0%
Archer-Daniels-Midland Company (a)	1,000	57,490
United Natural Foods, Inc. (a)(b)	6,000	202,020
		259,510
Energy — 5.0%
Oil & Gas Producers — 2.2%
Antero Midstream Corporation	2,000	35,580
APA Corporation (a)	5,000	122,300
Cheniere Energy Partners, L.P. (a)	2,000	106,960
Civitas Resources, Inc.	2,000	54,180
Coterra Energy, Inc. (a)	2,000	52,640
CVR Energy, Inc. (a)	2,000	50,880
Devon Energy Corporation (a)	2,000	73,260
Marathon Petroleum Corporation (a)	300	48,789
Par Pacific Holdings, Inc. (a)(b)	2,000	70,280
		614,869

14

Hussman Strategic Allocation Fund Schedule of Investments (continued)
December 31, 2025 (Unaudited)

COMMON STOCKS — 69.3% (continued)	Shares	Value
Energy — 5.0% (continued)
Oil & Gas Services & Equipment — 1.1%
Innovex International, Inc. (b)	2,000	$43,740
Noble Corporation plc (a)	2,000	56,480
RPC, Inc.	5,000	27,200
SLB Ltd. (a)	3,000	115,140
Valaris Ltd. (b)	1,000	50,400
		292,960
Renewable Energy — 1.7%
Array Technologies, Inc. (a)(b)	12,000	110,640
Canadian Solar, Inc. (a)(b)	6,000	142,620
Shoals Technologies Group, Inc. - Class A (a)(b)	12,000	102,000
SolarEdge Technologies, Inc. (a)(b)	3,500	100,975
		456,235
Financials — 4.5%
Asset Management — 0.4%
Patria Investments Ltd. - Class A (a)	2,000	31,780
XP, Inc. - Class A (a)	4,000	65,480
		97,260
Banking — 1.3%
Bank OZK (a)	2,500	115,050
BankUnited, Inc. (a)	1,500	66,855
Citigroup, Inc. (a)	500	58,345
Customers Bancorp, Inc. (a)(b)	500	36,560
Inter & Company, Inc. - Class A	5,000	42,400
Univest Financial Corporation (a)	1,000	32,740
		351,950
Institutional Financial Services — 1.2%
Northern Trust Corporation (a)	700	95,613
State Street Corporation (a)	500	64,505
StoneX Group, Inc. (a)(b)	700	66,591
Virtu Financial, Inc. - Class A (a)	3,000	99,960
		326,669
Insurance — 1.2%
Globe Life, Inc. (a)	500	69,930
Lincoln National Corporation (a)	2,000	89,060
Palomar Holdings, Inc. (a)(b)	1,000	134,760
Root, Inc. - Class A (b)	500	36,115
		329,865

15

Hussman Strategic Allocation Fund Schedule of Investments (continued)
December 31, 2025 (Unaudited)

COMMON STOCKS — 69.3% (continued)	Shares	Value
Financials — 4.5% (continued)
Specialty Finance — 0.4%
Bread Financial Holdings, Inc. (a)	1,500	$111,045

Health Care — 18.4%
Biotech & Pharma — 12.9%
ACADIA Pharmaceuticals, Inc. (a)(b)	7,000	186,970
Alkermes plc (a)(b)	5,000	139,900
Alnylam Pharmaceuticals, Inc. (a)(b)	300	119,295
Amgen, Inc. (a)	400	130,924
ANI Pharmaceuticals, Inc. (a)(b)	1,500	118,410
Arvinas, Inc. (a)(b)	5,000	59,300
Aurinia Pharmaceuticals, Inc. (a)(b)	5,000	79,750
BioCryst Pharmaceuticals, Inc. (a)(b)	12,000	93,600
BioMarin Pharmaceutical, Inc. (a)(b)	1,500	89,145
Catalyst Pharmaceuticals, Inc. (a)(b)	5,000	116,700
Corcept Therapeutics, Inc. (a)(b)	1,500	52,200
CorMedix, Inc. (a)(b)	10,000	116,300
Exelixis, Inc. (a)(b)	4,000	175,320
Gilead Sciences, Inc. (a)	700	85,918
Halozyme Therapeutics, Inc. (a)(b)	2,500	168,250
Harmony Biosciences Holdings, Inc. (a)(b)	3,000	112,260
Immunocore Holdings plc - ADR (b)	2,000	69,420
Incyte Corporation (a)(b)	1,200	118,524
Innoviva, Inc. (a)(b)	5,000	99,950
Keros Therapeutics, Inc. (b)	2,000	40,720
Neurocrine Biosciences, Inc. (a)(b)	1,000	141,830
Niagen Bioscience, Inc. (a)(b)	5,000	31,800
Pacira BioSciences, Inc. (a)(b)	6,000	155,280
Pfizer, Inc. (a)	2,000	49,800
Phathom Pharmaceuticals, Inc. (a)(b)	7,000	116,130
Phibro Animal Health Corporation - Class A (a)	2,000	74,720
Praxis Precision Medicines, Inc. (a)(b)	400	117,896
Protagonist Therapeutics, Inc. (a)(b)	600	52,404
PTC Therapeutics, Inc. (a)(b)	1,200	91,152
Rigel Pharmaceuticals, Inc. (a)(b)	2,500	107,075
Royalty Pharma plc - Class A (a)	3,000	115,920
Sarepta Therapeutics, Inc. (a)(b)	3,000	64,560
Stoke Therapeutics, Inc. (a)(b)	3,000	95,220

16

Hussman Strategic Allocation Fund Schedule of Investments (continued)
December 31, 2025 (Unaudited)

COMMON STOCKS — 69.3% (continued)	Shares	Value
Health Care — 18.4% (continued)
Biotech & Pharma — 12.9% (continued)
Tarsus Pharmaceuticals, Inc. (a)(b)	800	$65,504
Travere Therapeutics, Inc. (a)(b)	1,500	57,315
		3,509,462
Health Care Facilities & Services — 2.7%
Astrana Health, Inc. (a)(b)	3,000	74,430
Concentra Group Holdings Parent, Inc. (a)	3,000	59,040
CVS Health Corporation (a)	2,000	158,720
GeneDx Holdings Corporation (a)(b)	500	65,030
Humana, Inc. (a)	500	128,065
Progyny, Inc. (a)(b)	6,000	154,080
Quest Diagnostics, Inc.	200	34,706
Teladoc Health, Inc. (a)(b)	10,000	70,000
		744,071
Medical Equipment & Devices — 2.8%
DexCom, Inc. (a)(b)	2,000	132,740
iRhythm Technologies, Inc. (a)(b)	700	124,208
Medtronic plc (a)	1,000	96,060
Penumbra, Inc. (a)(b)	200	62,182
SI-BONE, Inc. (a)(b)	4,000	78,880
Solventum Corporation (a)(b)	800	63,392
Tempus AI, Inc. (a)(b)	2,000	118,100
TransMedics Group, Inc. (a)(b)	700	85,155
		760,717
Industrials — 4.3%
Aerospace & Defense — 0.6%
Amprius Technologies, Inc. (a)(b)	10,000	78,900
Joby Aviation, Inc. (a)(b)	7,000	92,400
		171,300
Commercial Support Services — 1.0%
Healthcare Services Group, Inc. (a)(b)	5,000	95,600
LegalZoom.com, Inc. (a)(b)	5,000	49,650
UL Solutions, Inc. - Class A (a)	1,500	118,290
		263,540
Electrical Equipment — 1.2%
Allegion plc (a)	700	111,454
Evolv Technologies Holdings, Inc. (a)(b)	12,000	85,920
Nextpower, Inc. - Class A (a)(b)	1,400	121,954
		319,328

17

Hussman Strategic Allocation Fund Schedule of Investments (continued)
December 31, 2025 (Unaudited)

COMMON STOCKS — 69.3% (continued)	Shares	Value
Industrials — 4.3% (continued)
Engineering & Construction — 0.3%
IHS Holding Ltd. (b)	5,000	$37,300
Montrose Environmental Group, Inc. (b)	2,000	49,660
		86,960
Machinery — 0.6%
Oshkosh Corporation (a)	500	62,815
Power Solutions International, Inc. (a)(b)	1,500	85,710
Symbotic, Inc. (a)(b)	500	29,750
		178,275
Transportation & Logistics — 0.6%
Copa Holdings S.A. - Class A (a)	500	60,305
FLEX LNG Ltd. (a)	2,000	49,900
Teekay Corporation Ltd. (a)	5,000	45,150
		155,355
Materials — 2.0%
Chemicals — 0.6%
CF Industries Holdings, Inc.	500	38,670
ICL Group Ltd. (a)	5,000	28,550
Mosaic Company (The) (a)	4,000	96,360
		163,580
Metals & Mining — 1.4%
Agnico Eagle Mines Ltd. (a)	200	33,906
Alamos Gold, Inc. - Class A (a)	1,000	38,580
AngloGold Ashanti plc (a)	300	25,584
Aura Minerals, Inc. (a)	500	25,208
Barrick Mining Corporation (a)	1,000	43,550
Compass Minerals International, Inc. (a)(b)	2,000	39,280
Hecla Mining Company (a)	1,000	19,190
Kinross Gold Corporation (a)	500	14,080
Newmont Corporation (a)	500	49,925
Pan American Silver Corporation (a)	400	20,724
Royal Gold, Inc. (a)	200	44,458
SSR Mining, Inc. (a)(b)	1,000	21,920
		376,405
Technology — 14.0%
Semiconductors — 1.8%
ACM Research, Inc. - Class A (a)(b)	3,000	118,350
Cirrus Logic, Inc. (a)(b)	500	59,250

18

Hussman Strategic Allocation Fund Schedule of Investments (continued)
December 31, 2025 (Unaudited)

COMMON STOCKS — 69.3% (continued)	Shares	Value
Technology — 14.0% (continued)
Semiconductors — 1.8% (continued)
QUALCOMM, Inc. (a)	1,300	$222,365
Universal Display Corporation (a)	800	93,424
		493,389
Software — 5.6%
Box, Inc. - Class A (a)(b)	2,000	59,820
Check Point Software Technologies Ltd. (a)(b)	1,000	185,560
Clear Secure, Inc. - Class A (a)	3,000	105,240
Concentrix Corporation (a)	4,000	166,320
Doximity, Inc. - Class A (a)(b)	1,000	44,280
Duolingo, Inc. (b)	200	35,100
GigaCloud Technology, Inc. - Class A (a)(b)	2,500	98,200
IonQ, Inc. (a)(b)	1,500	67,305
Nutex Health, Inc. (a)(b)	1,000	164,620
Paycom Software, Inc. (a)	800	127,488
Qualys, Inc. (a)(b)	800	106,320
Snowflake, Inc. (a)(b)	400	87,744
SS&C Technologies Holdings, Inc. (a)	1,200	104,904
Yext, Inc. (a)(b)	5,000	40,300
Zoom Communications, Inc. - Class A (a)(b)	500	43,145
ZoomInfo Technologies, Inc. (a)(b)	7,000	71,190
		1,507,536
Technology Hardware — 2.3%
ADTRAN Holdings, Inc. (a)(b)	7,000	60,830
Ingram Micro Holding Corporation	2,000	42,680
InterDigital, Inc. (a)	300	95,514
Super Micro Computer, Inc. (a)(b)	2,000	58,540
Ubiquiti, Inc. (a)	400	221,340
Viasat, Inc. (a)(b)	4,000	137,840
		616,744
Technology Services — 4.3%
Claritev Corporation (a)(b)	500	21,375
Cognizant Technology Solutions Corporation - Class A (a)	1,000	83,000
dLocal Ltd. (a)(b)	10,000	141,400
Euronet Worldwide, Inc. (a)(b)	1,500	114,165
EVERTEC, Inc. (a)	2,000	58,180
Genpact Ltd. (a)	4,000	187,120
Pagseguro Digital Ltd. - Class A (a)	10,000	96,400

19

Hussman Strategic Allocation Fund Schedule of Investments (continued)
December 31, 2025 (Unaudited)

COMMON STOCKS — 69.3% (continued)	Shares	Value
Technology — 14.0% (continued)
Technology Services — 4.3% (continued)
Paymentus Holdings, Inc. - Class A (a)(b)	3,000	$94,770
PayPal Holdings, Inc.	1,000	58,380
Sezzle, Inc. (a)(b)	2,500	158,687
TaskUS, Inc. - Class A (a)(b)	10,000	117,900
Western Union Company (The)	5,000	46,550
		1,177,927
Utilities — 0.7%
Electric Utilities — 0.7%
Brookfield Renewable Corporation	2,000	76,680
ReNew Energy Global plc - Class A (a)(b)	5,000	28,250
Talen Energy Corporation (a)(b)	200	74,968
		179,898

Total Common Stocks (Cost $18,755,116)		$18,830,797

U.S. TREASURY OBLIGATIONS — 16.7%	Par Value	Value
U.S. Treasury Inflation-Protected Bonds — 1.8%
2.125%, due 02/15/2054	$530,720	$478,563

U.S. Treasury Inflation-Protected Notes — 9.4%
1.750%, due 01/15/2034	530,175	528,168
1.875%, due 07/15/2035	2,027,900	2,026,415
		2,554,583
U.S. Treasury Notes — 5.5%
4.250%, due 05/15/2035	500,000	505,351
4.000%, due 11/15/2035	1,000,000	987,891
		1,493,242

Total U.S. Treasury Obligations (Cost $4,532,742)		$4,526,388

20

Hussman Strategic Allocation Fund Schedule of Investments (continued)
December 31, 2025 (Unaudited)

WARRANTS — 0.0% (c)	Shares	Value
Energy — 0.0% (c)
Oil & Gas Services & Equipment — 0.0% (c)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	240	$43

EXCHANGE—TRADED PUT OPTION CONTRACTS — 0.0% (c)	Contracts	Notional Amount	Value
Russell 2000® Index Option, 03/20/2026 at $1,600	31	$7,693,921	$5,456
S&P 500® Index Option, 03/20/2026 at $4,600	14	9,583,700	7,560
Total Put Option Contracts (Cost $40,196)		$17,277,621	$13,016

Total Investments at Value — 86.0% (Cost $23,328,054)			$23,370,244

MONEY MARKET FUNDS — 36.2%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.64% (d) (Cost $9,838,623)	9,838,623	$9,838,623

Total Investments and Money Market Funds at Value — 122.2% (Cost $33,166,677)		$33,208,867

Written Call Option Contracts — (21.9%)		(5,946,240)

Liabilities in Excess of Other Assets — (0.3%)		(79,462)

Net Assets — 100.0%		$27,183,165

ADR - American Depositary Receipt.
(a)	All or portion of the security is used as collateral to cover written call options. The total value of the securities held as collateral as of December 31, 2025 was $17,854,066.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of December 31, 2025.
See accompanying notes to financial statements.

21

Hussman Strategic Allocation Fund Schedule of Open Written Option Contracts
December 31, 2025 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000® Index Option	31	$7,693,921	$1,600	03/23/2026	$2,754,660
S&P 500® Index Option	14	9,583,700	4,600	03/23/2026	3,191,580
Total Written Call Option Contracts (Premiums received $5,938,275)		$17,277,621			$5,946,240

See accompanying notes to financial statements.

22

Hussman Strategic Total Return Fund Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS — 6.3%	Shares	Value
Energy — 0.1%
Oil & Gas Producers — 0.1%
California Resources Corporation	1,000	$44,710
Crescent Energy Company - Class A	1,906	15,993
DT Midstream, Inc.	500	59,840
		120,543
Materials — 5.8%
Metals & Mining — 5.8%
Agnico Eagle Mines Ltd.	8,000	1,356,240
Alamos Gold, Inc. - Class A	40,000	1,543,200
AngloGold Ashanti plc	12,000	1,023,360
Aura Minerals, Inc.	15,000	756,225
B2Gold Corporation	300,000	1,353,000
Barrick Mining Corporation	40,000	1,742,000
Hecla Mining Company	40,000	767,600
Kinross Gold Corporation	20,000	563,200
Newmont Corporation	20,000	1,997,000
Pan American Silver Corporation	16,000	828,960
Royal Gold, Inc.	8,000	1,778,320
Sibanye-Stillwater Ltd. - ADR (a)	20,000	285,000
SSR Mining, Inc. (a)	40,000	876,800
		14,870,905
Utilities — 0.4%
Electric Utilities — 0.4%
AES Corporation (The)	1,000	14,340
Ameren Corporation	100	9,986
American Electric Power Company, Inc.	100	11,531
Avista Corporation	1,000	38,540
Black Hills Corporation	500	34,710
Consolidated Edison, Inc.	1,000	99,320
Dominion Energy, Inc.	500	29,295
DTE Energy Company	100	12,898
Duke Energy Corporation	500	58,605
Edison International	500	30,010
Entergy Corporation	1,000	92,430
Exelon Corporation	1,000	43,590
FirstEnergy Corporation	1,000	44,770
Hawaiian Electric Industries, Inc. (a)	1,000	12,300
NorthWestern Energy Group, Inc.	1,000	64,540
NRG Energy, Inc.	1,000	159,240

23

Hussman Strategic Total Return Fund Schedule of Investments (continued)
December 31, 2025 (Unaudited)

COMMON STOCKS — 6.3% (continued)	Shares	Value
Utilities — 0.4% (continued)
Electric Utilities — 0.4% (continued)
Otter Tail Corporation	1,000	$80,810
Pinnacle West Capital Corporation	1,000	88,700
Portland General Electric Company	1,000	47,990
PPL Corporation	1,000	35,020
Public Service Enterprise Group, Inc.	500	40,150
Southern Company (The)	500	43,600
		1,092,375
Gas & Water Utilities — 0.0% (b)
Global Water Resources, Inc.	1,000	8,450

Total Common Stocks (Cost $13,680,451)		$16,092,273

EXCHANGE-TRADED FUNDS — 0.9%	Shares	Value
Invesco CurrencyShares British Pound Sterling Trust	5,000	$648,750
Invesco CurrencyShares Euro Currency Trust	7,500	813,412
Invesco CurrencyShares Japanese Yen Trust (a)	12,500	733,375
Total Exchange-Traded Funds (Cost $2,210,871)		$2,195,537

U.S. TREASURY OBLIGATIONS — 75.4%	Par Value	Value
U.S. Treasury Bills (c) — 11.4%
3.520%, due 11/27/2026	$30,000,000	$29,081,541

U.S. Treasury Inflation—Protected Bonds — 1.9%
2.125%, due 02/15/2054	5,307,200	4,785,633

U.S. Treasury Inflation—Protected Notes — 38.8%
2.500%, due 01/15/2029	15,164,300	15,667,994
0.125%, due 01/15/2030	12,654,400	12,018,034
1.750%, due 01/15/2034	5,301,750	5,281,679
1.875%, due 07/15/2035	65,906,750	65,858,477
		98,826,184

24

Hussman Strategic Total Return Fund Schedule of Investments (continued)
December 31, 2025 (Unaudited)

U.S. TREASURY OBLIGATIONS — 75.4% (continued)	Par Value	Value
U.S. Treasury Notes — 23.3%
2.125%, due 05/31/2026	$10,000,000	$9,941,102
1.500%, due 08/15/2026	10,000,000	9,874,086
4.250%, due 05/15/2035	5,000,000	5,053,516
4.000%, due 11/15/2035	35,000,000	34,576,172
		59,444,876

Total U.S. Treasury Obligations (Cost $192,712,376)		$192,138,234

WARRANTS — 0.0%(b)	Shares	Value
Energy — 0.0% (b)
Oil & Gas Services & Equipment — 0.0% (b)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	8,000	$1,424

Total Investments at Value — 82.6% (Cost $208,603,698)		$210,427,468

MONEY MARKET FUNDS — 17.0%	Shares	Value
Invesco Treasury Portfolio — Institutional Class, 3.64% (d) (Cost $43,269,676)	43,269,676	$43,269,676

Total Investments and Money Market Funds at Value — 99.6% (Cost $251,873,374)		$253,697,144

Other Assets in Excess of Liabilities — 0.4%		1,168,000

Net Assets — 100.0%		$254,865,144

ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	The rate shown is the 7-day effective yield as of December 31, 2025.
See accompanying notes to financial statements.

25

Hussman Investment Trust Statements of Assets and Liabilities
December 31, 2025 (Unaudited)

	Hussman Strategic Market Cycle Fund	Hussman Strategic Allocation Fund	Hussman Strategic Total Return Fund
ASSETS
Investments in securities:
At cost	$381,309,181	$23,328,054	$208,603,698
At value (Note 1)	$383,280,164	$23,370,244	$210,427,468
Investments in money market funds	149,979,163	9,838,623	43,269,676
Due from Adviser (Note 3)	—	2,802	—
Receivable for capital shares sold	608,609	2,472	310,113
Receivable for investment securities sold	8,018,774	—	—
Dividends and interest receivable	531,428	69,357	1,394,255
Tax reclaims receivable	18,260	411	—
Other assets	62,432	18,045	45,729
Total Assets	542,498,830	33,301,954	255,447,241

LIABILITIES
Written call options, at value (Notes 1 and 4) (premiums received $187,107,502 and $5,938,275)	187,681,420	5,946,240	—
Distributions payable	660,160	2,916	146,710
Payable for capital shares redeemed	3,873,377	4,595	281,667
Payable for investment securities purchased	9,020,245	140,669	—
Accrued investment advisory fees (Note 3)	218,758	—	102,810
Payable to administrator (Note 3)	39,910	9,530	29,045
Accrued account maintenance and shareholder servicing fees (Note 3)	15,750	444	8,385
Other accrued expenses	20,870	14,395	13,480
Total Liabilities	201,530,490	6,118,789	582,097
CONTINGENCIES AND COMMITMENTS (NOTE 7)	—	—	—
NET ASSETS	$340,968,340	$27,183,165	$254,865,144

Net assets consist of:
Paid-in capital	$1,281,697,642	$28,566,158	$266,724,448
Accumulated deficit	(940,729,302)	(1,382,993)	(11,859,304)
NET ASSETS	$340,968,340	$27,183,165	$254,865,144

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	59,890,394	2,740,123	15,107,288

Net asset value, offering price and redemption price per share (Note 1)	$5.69	$9.92	$16.87

See accompanying notes to financial statements.

26

Hussman Investment Trust Statements of Operations
For the Six Months Ended December 31, 2025 (Unaudited)

	Hussman Strategic Market Cycle Fund	Hussman Strategic Allocation Fund	Hussman Strategic Total Return Fund
INVESTMENT INCOME
Dividends	$5,707,103	$304,102	$1,220,110
Foreign withholding taxes on dividends	(28,935)	(1,039)	(14,309)
Tax reclaims received	7,021	—	—
Interest	—	123,456	3,175,621
Total Investment Income	5,685,189	426,519	4,381,422

EXPENSES
Investment advisory fees (Note 3)	1,611,620	104,988	607,491
Administration fees (Note 3)	127,190	13,975	87,138
Account maintenance and shareholder services fees (Note 3)	71,932	1,635	40,255
Trustees’ fees and expenses (Note 3)	32,587	32,587	32,587
Legal fees	27,857	27,857	27,857
Fund accounting fees (Note 3)	32,859	16,402	27,209
Registration and filing fees	27,575	15,234	20,477
Transfer agent fees (Note 3)	27,950	9,000	17,130
Custodian and bank service fees	30,465	11,528	7,685
Insurance expense	27,048	3,211	16,308
Audit and tax services fees	10,750	10,750	10,750
Compliance service fees (Note 3)	15,699	4,678	10,863
Printing of shareholder reports	9,422	9,512	9,242
Postage and supplies	12,499	2,065	7,711
Other expenses	19,592	18,004	11,292
Total Expenses	2,085,045	281,426	933,995
Less fee waivers and Fund expenses absorbed by the Adviser (Note 3)	(26,297)	(106,481)	(22,056)
Net Expenses	2,058,748	174,945	911,939

NET INVESTMENT INCOME	3,626,441	251,574	3,469,483

27

Hussman Investment Trust Statements of Operations (continued)
For the Six Months Ended December 31, 2025 (Unaudited)

	Hussman Strategic Market Cycle Fund	Hussman Strategic Allocation Fund	Hussman Strategic Total Return Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND WRITTEN OPTION CONTRACTS
Net realized gains (losses) from:
Investments	$19,589,385	$2,473,649	$17,950,038
Written option contracts (Note 4)	(60,822,910)	(2,689,260)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(5,641,768)	(440,451)	(1,307,961)
Written option contracts (Note 4)	16,405,498	701,636	—

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND WRITTEN OPTION CONTRACTS	(30,469,795)	45,574	16,642,077

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,843,354)	$297,148	$20,111,560

See accompanying notes to financial statements.

28

Hussman Strategic Market Cycle Fund Statements of Changes in Net Assets

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
FROM OPERATIONS
Net investment income	$3,626,441	$8,022,721
Net realized gains (losses) from:
Investments	19,589,385	59,471,201
Written option contracts	(60,822,910)	(38,229,933)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,641,768)	23,105,194
Written option contracts	16,405,498	(11,192,396)
Net change in net assets resulting from operations	(26,843,354)	41,176,787

DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(7,838,425)	(8,547,656)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	55,293,277	101,744,671
Net asset value of shares issued in reinvestment of distributions to shareholders	7,178,266	7,758,628
Payments for shares redeemed	(49,307,510)	(103,332,879)
Net increase in net assets from capital share transactions	13,164,033	6,170,420

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,517,746)	38,799,551

NET ASSETS
Beginning of period	362,486,086	323,686,535
End of period	$340,968,340	$362,486,086

CAPITAL SHARE ACTIVITY
Shares sold	9,172,228	16,595,764
Shares reinvested	1,261,558	1,415,808
Shares redeemed	(8,272,603)	(17,626,762)
Net increase in shares outstanding	2,161,183	384,810
Shares outstanding at beginning of period	57,729,211	57,344,401
Shares outstanding at end of period	59,890,394	57,729,211

See accompanying notes to financial statements.

29

Hussman Strategic Allocation Fund Statements of Changes in Net Assets

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
FROM OPERATIONS
Net investment income	$251,574	$574,587
Net realized gains (losses) from:
Investments	2,473,649	2,430,241
Written option contracts	(2,689,260)	(1,451,307)
Net change in unrealized appreciation (depreciation) on:
Investments	(440,451)	1,373,185
Written option contracts	701,636	(554,835)
Net change in net assets resulting from operations	297,148	2,371,871

DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(250,002)	(576,046)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	952,494	4,211,726
Net asset value of shares issued in reinvestment of distributions to shareholders	243,090	560,652
Payments for shares redeemed	(2,477,518)	(4,737,681)
Net increase (decrease) in net assets from capital share transactions	(1,281,934)	34,697

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,234,788)	1,830,522

NET ASSETS
Beginning of period	28,417,953	26,587,431
End of period	$27,183,165	$28,417,953

CAPITAL SHARE ACTIVITY
Shares sold	95,815	438,199
Shares reinvested	24,433	58,292
Shares redeemed	(249,933)	(495,969)
Net increase (decrease) in shares outstanding	(129,685)	522
Shares outstanding at beginning of period	2,869,808	2,869,286
Shares outstanding at end of period	2,740,123	2,869,808

See accompanying notes to financial statements.

30

Hussman Strategic Total Return Fund Statements of Changes in Net Assets

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
FROM OPERATIONS
Net investment income	$3,469,483	$5,112,356
Net realized gains from investments	17,950,038	14,671,497
Net change in unrealized appreciation (depreciation) on investments	(1,307,961)	6,643,871
Net change in net assets resulting from operations	20,111,560	26,427,724

DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(3,350,474)	(5,480,421)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	28,490,954	50,661,809
Net asset value of shares issued in reinvestment of distributions to shareholders	3,064,822	4,997,340
Payments for shares redeemed	(16,478,932)	(33,330,986)
Net increase in net assets from capital share transactions	15,076,844	22,328,163

TOTAL INCREASE IN NET ASSETS	31,837,930	43,275,466

NET ASSETS
Beginning of period	223,027,214	179,751,748
End of period	$254,865,144	$223,027,214

CAPITAL SHARE ACTIVITY
Shares sold	1,722,651	3,355,751
Shares reinvested	182,725	332,305
Shares redeemed	(999,588)	(2,250,068)
Net increase in shares outstanding	905,788	1,437,988
Shares outstanding at beginning of period	14,201,500	12,763,512
Shares outstanding at end of period	15,107,288	14,201,500

See accompanying notes to financial statements.

31

Hussman Strategic Market Cycle Fund Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021
Net asset value at beginning of period	$6.28		$5.64	$6.37	$7.04	$6.77	$6.12

Income (loss) from investment operations:
Net investment income	0.06		0.15	0.19	0.13	0.05	0.01
Net realized and unrealized gains (losses) on investments and written option contracts	(0.52)		0.65	(0.73)	(0.72)	0.25	0.65
Total from investment operations	(0.46)		0.80	(0.54)	(0.59)	0.30	0.66

Less distributions from:
Net investment income	(0.13)		(0.16)	(0.19)	(0.08)	(0.03)	(0.01)

Proceeds from redemption fees collected *	—		—	—	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value at end of period	$5.69		$6.28	$5.64	$6.37	$7.04	$6.77

Total return (b)	(7.29	%)(c)	14.69%	(8.72%)	(8.54%)	4.43%	10.80%

Net assets at end of period (000’s)	$340,968		$362,486	$323,687	$466,228	$506,997	$412,898

Ratio of total expenses to average net assets	1.16	%(d)	1.18%	1.16%	1.12%	1.14%	1.19%

Ratio of net expenses to average net assets (e)	1.15	%(d)	1.15%	1.15%	1.15%	1.15%	1.15%

Ratio of net investment income to average net assets (e)	2.03	%(d)	2.48%	2.55%	1.97%	0.74%	0.09%

Portfolio turnover rate	229	%(c)	470%	113%	79%	113%	198%

*

Effective April 1, 2023, the Fund eliminated the redemption fees being charged. Prior to April 1, 2023, a redemption fee of 1.5% generally was applied to shares redeemed 60 days or less from the date of purchase.

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee waivers and/or recovery. (Note 3).
See accompanying notes to financial statements.

32

Hussman Strategic Allocation Fund Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021
Net asset value at beginning of period	$9.90		$9.27	$9.32	$10.93	$11.70	$10.32

Income (loss) from investment operations:
Net investment income (loss)	0.09		0.20	0.18	0.12	0.04	(0.02)
Net realized and unrealized gains (losses) on investments and written option contracts	0.02		0.63	(0.05)	0.13	(0.42)	1.98
Total from investment operations	0.11		0.83	0.13	0.25	(0.38)	1.96

Less distributions from:
Net investment income	(0.09)		(0.20)	(0.18)	(0.12)	(0.04)	(0.01)
Net realized gains	—		—	—	(1.74)	(0.35)	(0.57)
Total distributions	(0.09)		(0.20)	(0.18)	(1.86)	(0.39)	(0.58)

Proceeds from redemption fees collected *	—		—	—	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value at end of period	$9.92		$9.90	$9.27	$9.32	$10.93	$11.70

Total return (b)	1.11	%(c)	9.07%	1.43%	2.06%	(3.19%)	19.70%

Net assets at end of period (000’s)	$27,183		$28,418	$26,587	$27,739	$21,573	$19,881

Ratio of total expenses to average net assets	2.01	%(d)	2.13%	2.14%	2.16%	2.08%	2.87%

Ratio of net expenses to average net assets (e)	1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.25%

Ratio of net investment income (loss) to average net assets (e)	1.80	%(d)	2.11%	1.92%	1.32%	0.42%	(0.11%)

Portfolio turnover rate	206	%(c)	468%	129%	79%	98%	163%

*

Effective April 1, 2023, the Fund eliminated the redemption fees being charged. Prior to April 1, 2023, a redemption fee of 1.5% generally was applied to shares redeemed 60 days or less from the date of purchase.

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee waivers and absorption of Fund expenses by the Adviser (Note 3).
See accompanying notes to financial statements.

33

Hussman Strategic Total Return Fund Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021
Net asset value at beginning of period	$15.70		$14.08	$13.59	$13.91	$14.76	$14.50

Income (loss) from investment operations:
Net investment income	0.23		0.39	0.40	0.33	0.26	0.14
Net realized and unrealized gains (losses) on investments	1.17		1.65	0.50	(0.34)	(0.86)	0.25
Total from investment operations	1.40		2.04	0.90	(0.01)	0.60	0.39

Less distributions from:
Net investment income	(0.23)		(0.42)	(0.41)	(0.31)	(0.25)	(0.13)

Proceeds from redemption fees collected *	—		—	—	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value at end of period	$16.87		$15.70	$14.08	$13.59	$13.91	$14.76

Total return (b)	8.90	%(c)	14.69%	6.73%	(0.03%)	(4.14%)	2.70%

Net assets at end of period (000’s)	$254,865		$223,027	$179,752	$215,255	$263,687	$316,539

Ratio of total expenses to average net assets	0.77	%(d)	0.83%	0.82%	0.78%	0.75%	0.75%

Ratio of net expenses to average net assets (e)	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%

Ratio of net investment income to average net assets (e)	2.85	%(d)	2.69%	2.81%	2.36%	1.73%	0.93%

Portfolio turnover rate	121	%(c)	270%	55%	42%	22%	38%

*

Effective April 1, 2023, the Fund eliminated the redemption fees being charged. Prior to April 1, 2023, a redemption fee of 1.5% generally was applied to shares redeemed 60 days or less from the date of purchase.

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee waivers (Note 3).
See accompanying notes to financial statements.

34

Hussman Investment Trust Notes to Financial Statements
December 31, 2025 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Hussman Strategic Market Cycle Fund, Hussman Strategic Allocation Fund and Hussman Strategic Total Return Fund (each, a “Fund,” and collectively, the “Funds”) are diversified, separate series of Hussman Investment Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is authorized to issue an unlimited number of shares.

Hussman Strategic Market Cycle Fund’s investment objective seeks to achieve long-term capital appreciation, with added emphasis on protection of capital during unfavorable market conditions.

Hussman Strategic Allocation Fund’s investment objective seeks to achieve total return through a combination of income and capital appreciation.

Hussman Strategic Total Return Fund’s investment objective seeks to achieve long-term total return from income and capital appreciation.

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Segment Reporting — The President and Chief Executive Officer of the Funds acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is predetermined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by Hussman Strategic Advisors, Inc. (the “Adviser”). The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Funds’ Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

Accounting Pronouncement — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer

35

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2025 (Unaudited)

beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management concludes that there is no material impact on the Funds’ financial statements.

Securities, Options and Futures Valuation — The Funds’ portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges, other than options, are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and ask prices.

Pursuant to procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value as of the time of computation of the net asset value (“NAV”). As of December 31, 2025, all options held by Hussman Strategic Market Cycle Fund and Hussman Strategic Allocation Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean between their closing bid and ask prices. Futures contracts and options thereon, if any, which are traded on commodities exchanges, are valued at their last sale prices as of the close of regular trading on the NYSE or, if not available, at the mean between their bid and ask prices.

Fixed income securities traded over-the-counter and not traded or dealt in upon any securities exchange, but for which market quotations are readily available, generally are valued at the mean of their closing bid and ask prices. Fixed income securities may also be valued on the basis of prices provided by an independent pricing service. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost if the Adviser, under the supervision of the Board of Trustees, determines that the amortized cost value of the security represents fair value.

Investments in shares of other open-end investment companies, other than shares of exchange-traded funds (“ETFs”), are valued at their NAVs per share as reported by such companies.

36

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2025 (Unaudited)

In the event that market quotations are not readily available or are determined by the Adviser, as the valuation designee, to not be reflective of fair market value due to market events or developments, securities and other financial instruments will be valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees pursuant to Rule 2a-5 under the 1940 Act. Methods used to determine fair value may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the values of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

●

Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Option contracts purchased or written by Hussman Strategic Market Cycle Fund and Hussman Strategic Allocation Fund are classified as Level 2 since they are valued using “other significant observable inputs” at prices between the closing bid and ask prices determined by the Adviser to most closely reflect fair value. U.S. Treasury obligations held by Hussman Strategic Allocation Fund and Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs,” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

37

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2025 (Unaudited)

Determining the fair value of portfolio securities involves reliance on judgment, and a security’s fair value may differ depending on the method used for determining value. With respect to a portfolio security that has been valued at fair value, there can be no assurance that a Fund could purchase or sell that security at a price equal to the fair value of such security used in calculating the Fund’s NAV. Because of the inherent uncertainty in determining fair value and the various factors considered in making such determinations, there can be significant deviations between the fair value at which a portfolio security is being carried and the price at which it can be sold.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and other financial instruments and the inputs used to value the investments and other financial instruments as of December 31, 2025 by security type:

Hussman Strategic Market Cycle Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$376,615,940	$—	$—	$376,615,940
Warrants	1,424	—	—	1,424
Exchange-Traded Put Option Contracts	—	6,662,800	—	6,662,800
Money Market Funds	149,979,163	—	—	149,979,163
Total Investments in Securities and Money Market Funds	$526,596,527	$6,662,800	$—	$533,259,327

Other Financial Instruments:
Exchange-Traded Written Call Option Contracts	$—	$(187,681,420)	$—	$(187,681,420)
Total Other Financial Instruments	$—	$(187,681,420)	$—	$(187,681,420)

38

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2025 (Unaudited)

Hussman Strategic Allocation Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$18,830,797	$—	$—	$18,830,797
U.S. Treasury Obligations	—	4,526,388	—	4,526,388
Warrants	43	—	—	43
Exchange-Traded Put Option Contracts	—	13,016	—	13,016
Money Market Funds	9,838,623	—	—	9,838,623
Total Investments in Securities and Money Market Funds	$28,669,463	$4,539,404	$—	$33,208,867

Other Financial Instruments:
Exchange-Traded Written Call Option Contracts	$—	$(5,946,240)	$—	$(5,946,240)
Total Other Financial Instruments	$—	$(5,946,240)	$—	$(5,946,240)

Hussman Strategic Total Return Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$16,092,273	$—	$—	$16,092,273
Exchange-Traded Funds	2,195,537	—	—	2,195,537
U.S. Treasury Obligations	—	192,138,234	—	192,138,234
Warrants	1,424	—	—	1,424
Money Market Funds	43,269,676	—	—	43,269,676
Total Investments in Securities and Money Market Funds	$61,558,910	$192,138,234	$—	$253,697,144

Each Fund’s Schedule of Investments identifies the specific securities (by type of security and sector and industry type) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2025.

Option Transactions — Hussman Strategic Market Cycle Fund and Hussman Strategic Allocation Fund may purchase and write call and put options on broad-based stock indices and also may purchase and write call and put option contracts on individual securities. Each of the Funds may use related option contracts to hedge

39

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2025 (Unaudited)

against changes in the market value of its portfolio securities. Hussman Strategic Total Return Fund may also purchase foreign currency options to manage its exposures to foreign currencies.

Hussman Strategic Market Cycle Fund and Hussman Strategic Allocation Fund may each use option contracts on stock indices for the purpose of seeking to reduce the market risk that would otherwise be associated with the securities in which it invests.

When a Fund writes an index option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability on the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. If an index option written by a Fund expires unexercised on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain or a loss depending on whether the cost of a closing purchase transaction is less than or exceeds the net premium received when the option was sold and the liability related to such option will be eliminated. If an index option written by a Fund is exercised, the Fund will be required to pay the difference between the closing index value and the exercise price of the option. In this event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss. To secure the obligation of a Fund to settle index options it has written, common stocks owned by the Fund are held in escrow by the Fund’s custodian bank (or by a securities depository acting for the custodian bank) for the benefit of the Options Clearing Corporation (the “OCC”). Escrow is maintained with the OCC on a daily basis until written options expire unexercised or when the Fund enters into a closing purchase transaction.

Share Valuation — The NAV per share of each Fund is calculated as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for business. NAV per share of a Fund is calculated by dividing the total value of the Fund’s assets, less its liabilities, by the number of its shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share next computed after receipt of an order to purchase or to redeem shares.

Investment Income — Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the value of the security received. Discounts and premiums on fixed income securities are amortized using the effective interest method. Withholding taxes on foreign dividends have been recorded in accordance with the Trust’s understanding of the applicable country’s rules and tax rates.

40

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2025 (Unaudited)

Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid annually to shareholders of Hussman Strategic Market Cycle Fund and are declared and paid quarterly to shareholders of Hussman Strategic Allocation Fund and Hussman Strategic Total Return Fund. Dividends are recorded on the ex-dividend date. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are generally distributed annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to timing differences in the recognition of capital gains or losses on options and futures transactions and losses deferred due to wash sales.

The tax character of distributions paid during the periods ended December 31, 2025 and June 30, 2025 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions*
Hussman Strategic Market Cycle Fund
December 31, 2025	$7,838,425	$—	$7,838,425
June 30, 2025	$8,547,656	$—	$8,547,656
Hussman Strategic Allocation Fund
December 31, 2025	$250,002	$—	$250,002
June 30, 2025	$576,133	$—	$576,133
Hussman Strategic Total Return Fund
December 31, 2025	$3,350,474	$—	$3,350,474
June 30, 2025	$5,536,840	$—	$5,536,840

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to dividends payable amounts.

Investment Transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

Common Expenses — Expenses of the Trust not attributable solely to one of the Funds are allocated among the Funds based on the relative net assets of each Fund or based on the nature of the expense and its relative applicability to each Fund.

41

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2025 (Unaudited)

Accounting Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Tax — Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, a Fund generally will not be subject to federal income taxes to the extent that it distributes its net investment income and any net realized capital gains in accordance with the Code. Accordingly, no provision for income taxes has been made.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the Funds will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon the Funds’ interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Funds’ interpretation of country-specific taxation of dividend income and related amounts reclaimable.

In order to avoid imposition of a federal excise tax applicable to regulated investment companies, it is each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

42

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2025 (Unaudited)

The tax character of accumulated deficit as of December 31, 2025 was as follows:

	Hussman Strategic Market Cycle Fund	Hussman Strategic Allocation Fund	Hussman Strategic Total Return Fund
Net unrealized appreciation (depreciation)	$(3,146,923)	$(73,849)	$1,091,699
Accumulated ordinary income	820,354	5,438	261,541
Capital loss carryforwards	(914,875,902)	(1,609,341)	(31,046,733)
Other gains (losses)	(22,866,671)	297,675	17,980,899
Other temporary differences	(660,160)	(2,916)	(146,710)
Total accumulated deficit	$(940,729,302)	$(1,382,993)	$(11,859,304)

The following information is based upon the federal income tax cost of investment securities as of December 31, 2025:

	Hussman Strategic Market Cycle Fund	Hussman Strategic Allocation Fund	Hussman Strategic Total Return Fund
Cost of investments	$198,745,667	$17,497,853	$209,335,769
Gross unrealized appreciation	$26,022,764	$1,365,372	$2,996,177
Gross unrealized depreciation	(29,169,687)	(1,439,221)	(1,904,478)
Net unrealized appreciation (depreciation)	$(3,146,923)	$(73,849)	$1,091,699

The difference between the federal income tax cost of investments and the financial statement cost of investments for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales, derivatives and adjustments to basis for publicly traded partnerships, passive foreign investment companies and grantor trusts.

As of June 30, 2025, the Funds had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes:

	Hussman Strategic Market Cycle Fund	Hussman Strategic Allocation Fund	Hussman Strategic Total Return Fund
Short-term capital loss carryforwards	$470,195,094	$—	$22,416,421
Long-term capital loss carryforwards	444,680,808	1,609,341	8,630,312
Total	$914,875,902	$1,609,341	$31,046,733

43

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2025 (Unaudited)

These CLCFs, which do not expire, may be utilized by the Funds in the current and future years to offset their net realized capital gains, if any, prior to distributing such gains to shareholders.

Each Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions taken on federal income tax returns for the current and all open years (generally, tax returns that have been filed within the past three years) and all major jurisdictions and has concluded that no provisions for unrecognized tax benefits or expenses is required in these financial statements. Therefore, no tax expense (including interest and penalties) was recorded in the current year and no adjustments were made to prior periods.

Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statements of Operations. During the six months ended December 31, 2025, the Funds did not incur any interest or penalties.

2. INVESTMENT TRANSACTIONS

During the six months ended December 31, 2025, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

	Hussman Strategic Market Cycle Fund	Hussman Strategic Allocation Fund	Hussman Strategic Total Return Fund
Purchases of investment securities	$926,037,339	$46,301,996	$70,758,561
Proceeds from sales of investment securities	$970,105,327	$48,505,278	$116,223,733

During the six months ended December 31, 2025, cost of purchases and proceeds from sales and maturities of long-term U.S. government securities were as follows:

	Hussman Strategic Market Cycle Fund	Hussman Strategic Allocation Fund	Hussman Strategic Total Return Fund
Purchases of investment securities	$—	$3,517,816	$106,062,630
Proceeds from sales and maturities of investment securities	$—	$5,663,945	$102,488,282

44

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2025 (Unaudited)

3. TRANSACTIONS WITH AFFILIATES

Advisory Agreement

Under the terms of an Advisory Agreement between the Trust and the Adviser, Hussman Strategic Market Cycle Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at annual rates of: 0.90% of the first $2 billion of the Fund’s average daily net assets; 0.85% of the next $3 billion of such assets; and 0.80% of such assets over $5 billion. Under the terms of a separate Advisory Agreement between the Trust and the Adviser, Hussman Strategic Allocation Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at annual rates of: 0.75% of the first $2 billion of the Fund’s average daily net assets; 0.70% of the next $3 billion of such assets; and 0.65% of such assets over $5 billion. Under the terms of a separate Advisory Agreement between the Trust and the Adviser, Hussman Strategic Total Return Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at annual rates of: 0.50% of the first $1 billion of the Fund’s average daily net assets; 0.45% of the next $1.5 billion of such assets; and 0.40% of such assets over $2.5 billion.

The Adviser has contractually agreed that, until November 1, 2026, it will waive its advisory fees and/or absorb operating expenses of each Fund to the extent necessary so that operating expenses of Hussman Strategic Market Cycle Fund, Hussman Strategic Allocation Fund and Hussman Strategic Total Return Fund (excluding fees and expenses incurred on investments in other investment companies and pooled investment vehicles, brokerage commissions, taxes, interest expense and any extraordinary expenses) do not exceed annually an amount equal to 1.15%, 1.25% and 0.75%, respectively, of such Fund’s average daily net assets. During the six months ended December 31, 2025, the Adviser waived advisory fees in the amount of $26,297, $104,988 and $22,056 with respect to Hussman Strategic Market Cycle Fund, Hussman Strategic Allocation Fund and Hussman Strategic Total Return Fund, respectively. Additionally, during the six months ended December 31, 2025, the Adviser absorbed operating expenses of $1,493 with respect to Hussman Strategic Allocation Fund.

Pursuant to the Expense Limitation Agreements governing these arrangements, each Fund is obligated to reimburse the Adviser the amount of advisory fees previously waived and expenses previously absorbed by the Adviser for a period of three years from the date such fees or expenses were waived or absorbed, but only if such reimbursement does not cause the Fund’s operating expenses (after the reimbursement is taken into account) to exceed the lesser of: (i) the expense limitation in effect at the time such fees and expenses were waived or absorbed; and (ii) the expense limitation

45

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2025 (Unaudited)

in effect at the time the Adviser seeks reimbursement of such fees and expenses. The Expense Limitation Agreements may not be terminated by the Adviser without the approval of the Board of Trustees. As of December 31, 2025, the amount of fee waivers and expense reimbursements available for possible recovery by the Adviser from Hussman Strategic Market Cycle Fund, Hussman Strategic Allocation Fund and Hussman Strategic Total Return Fund is $180,049, $705,321 and $331,823, respectively. The portions of these amounts that the Adviser may recover expire as of the following dates:

	June 30, 2026	June 30, 2027	June 30, 2028	December 31, 2028	Total
Hussman Strategic Market Cycle Fund	$—	$49,483	$104,269	$26,297	$180,049
Hussman Strategic Allocation Fund	$114,813	$244,935	$239,092	$106,481	$705,321
Hussman Strategic Total Return Fund	$24,966	$135,372	$149,429	$22,056	$331,823

The Adviser may agree to continue after November 1, 2026 the current arrangement to limit the Funds’ expenses or to implement a similar arrangement, but it is not obligated to do so.

Certain officers of the Trust are also officers of the Adviser.

Other Service Providers

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Funds. The Funds pay Ultimus fees for these services in accordance with various servicing agreements. In addition, the Funds reimburse Ultimus for certain out-of-pocket expenses incurred in providing services to the Funds, including, but not limited to, postage, supplies and costs related to the pricing of the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Funds. The Distributor is a wholly-owned subsidiary of Ultimus.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

46

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2025 (Unaudited)

The Funds compensate certain financial intermediaries for providing account maintenance and shareholder services to shareholder accounts held through such intermediaries. During six months ended December 31, 2025, Hussman Strategic Market Cycle Fund, Hussman Strategic Allocation Fund and Hussman Strategic Total Return Fund paid $71,932, $1,635 and $40,255, respectively, to financial intermediaries for such services.

Trustee Compensation

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Funds for their services. Each Trustee who is not an “interested person,” as defined by the 1940 Act, of the Trust or an affiliated person of the Adviser or Ultimus (an “Independent Trustee”) receives from the Trust: an annual retainer of $50,000, payable quarterly (except the Audit Committee Chair receives an annual retainer of $56,000, payable quarterly); a fee of $7,000 for attendance at each regular quarterly meeting of the Board of Trustees other than the annual meeting of the Board, for which each Independent Trustee receives an attendance fee of $12,000; a fee of $4,000 for attendance at each special meeting of the Board of Trustees; a fee of $3,000 for attendance at each meeting of any committee of the Board of Trustees that is not held on the same day as a Board of Trustees meeting; and a fee of $1,500 for participation in each informal monthly telephone conference call of the Board of Trustees. In addition, the Independent Trustees are reimbursed for travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of the Independent Trustees’ fees and expenses.

Principal Holder of Fund Shares

As of December 31, 2025, Charles Schwab & Co. (for the benefit of its customers) owned of record 30.3% and 43.2% of the outstanding shares of Hussman Strategic Market Cycle Fund and Hussman Strategic Total Return Fund, respectively, National Financial Services, LLC (for the benefit of its customers) owned of record 27.1% of the outstanding shares of Hussman Strategic Market Cycle Fund and an officer of the Adviser owned of record 36.8% of the outstanding shares of Hussman Strategic Allocation Fund. A shareholder owning of record or beneficially 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

47

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2025 (Unaudited)

4. DERIVATIVES TRANSACTIONS

The locations in the Statements of Assets and Liabilities of the derivative positions of Hussman Strategic Market Cycle Fund and Hussman Strategic Allocation Fund are as follows:

Hussman Strategic Market Cycle Fund

			Fair Value		Average Monthly
Type of Derivative	Risk	Location	Asset Derivatives	Liability Derivatives	Notional Value During the Six Months Ended December 31, 2025*
Index put options purchased	Equity	Investments in securities at value	$6,662,800	$—	$400,932,169
Index call options written	Equity	Written call options, at value	—	(187,681,420)	(400,932,169)

*	The average monthly notional value generally represents the Fund’s derivative activity throughout the six months.

Hussman Strategic Allocation Fund

			Fair Value		Average Monthly
Type of Derivative	Risk	Location	Asset Derivatives	Liability Derivatives	Notional Value During the Six Months Ended December 31, 2025*
Index put options purchased	Equity	Investments in securities at value	$13,016	$—	$18,821,126
Index call options written	Equity	Written call options, at value	—	(5,946,240)	(18,821,126)

*	The average monthly notional value generally represents the Fund’s derivative activity throughout the six months.

48

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2025 (Unaudited)

Realized and unrealized gains and losses associated with transactions in derivative instruments for Hussman Strategic Market Cycle Fund and Hussman Strategic Allocation Fund during the six months ended December 31, 2025 are recorded in the following locations on the Statements of Operations:

Hussman Strategic Market Cycle Fund

Type of Derivative	Risk	Location	Realized Gains (Losses)	Location	Change in Unrealized Appreciation (Depreciation)
Index put options purchased	Equity	Net realized gains (losses) from investments	$(31,417,273)	Net change in unrealized appreciation (depreciation) on investments	$3,330,428
Index call options purchased	Equity	Net realized gains (losses) from investments	42,762	Net change in unrealized appreciation (depreciation) on investments	—
Index call options written	Equity	Net realized gains (losses) from written option contracts	(60,822,910)	Net change in unrealized appreciation (depreciation) on written option contracts	16,405,498

Hussman Strategic Allocation Fund

Type of Derivative	Risk	Location	Realized Gains (Losses)	Location	Change in Unrealized Appreciation (Depreciation)
Index put options purchased	Equity	Net realized gains (losses) from investments	$(87,819)	Net change in unrealized appreciation (depreciation) on investments	$5,198
Index call options written	Equity	Net realized gains (losses) from written option contracts	(2,689,260)	Net change in unrealized appreciation (depreciation) on written option contracts	701,636

49

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2025 (Unaudited)

Hussman Strategic Total Return Fund had no transactions in derivative instruments during the six months ended December 31, 2025.

In the ordinary course of business, Hussman Strategic Market Cycle Fund and Hussman Strategic Allocation Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset the exposure it has on any transaction with a specific counterparty with any collateral it has received or delivered in connection with other transactions with that counterparty. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis.

The offsetting of financial liabilities and derivative liabilities as of December 31, 2025 are as follows:

Hussman Strategic Market Cycle Fund

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on Statements of Assets and Liabilities	Net Amounts of Liabilities Presented on Statements of Assets and Liabilities	Collateral Pledged*	Net Amount
Written options at market value	$(187,681,420)	$—	$(187,681,420)	$187,681,420	$—
Total subject to a master netting or similar arrangement	$(187,681,420)	$—	$(187,681,420)	$187,681,420	$—

*

Common stocks owned by the Fund are held in escrow by the Fund’s custodian (or by a security depository) to secure the Fund’s obligations to settle outstanding call option contracts it has written (Note 1). Amounts in collateral pledged in the table above are limited to the net amounts presented on the Statements of Assets and Liabilities.

50

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2025 (Unaudited)

Hussman Strategic Allocation Fund

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on Statements of Assets and Liabilities	Net Amounts of Liabilities Presented on Statements of Assets and Liabilities	Collateral Pledged*	Net Amount
Written options at market value	$(5,946,240)	$—	$(5,946,240)	$5,946,240	$—
Total subject to a master netting or similar arrangement	$(5,946,240)	$—	$(5,946,240)	$5,946,240	$—

*

Common stocks owned by the Fund are held in escrow by the Fund’s custodian (or by a security depository) to secure the Fund’s obligations to settle outstanding call option contracts it has written (Note 1). Amounts in collateral pledged in the table above are limited to the net amounts presented on the Statements of Assets and Liabilities.

5. CERTAIN INVESTMENTS AND ASSOCIATED RISKS

The securities in which the Funds invest, as well as the risks associated with these securities and with the investment programs of the Funds, are described in each Fund’s Prospectus. Among these risks are those associated with investments in derivative instruments, investments in shares of money market funds, and concentration of investments within a particular business sector.

Risks of Derivative Instruments — The purchase and sale of derivative instruments, including options and futures contracts, and other derivative transactions involve risks different from those involved with direct investments in securities and also require different skills from the Adviser in managing each Fund’s portfolio of investments. While utilization of options, futures contracts and similar instruments may be advantageous to the Funds, if the Adviser is not successful in employing such instruments in managing a Fund’s investments or in anticipating general market movements, the Fund’s performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments held by the Funds and the options, futures or other derivative instruments used to hedge those investments. It is also possible that a Fund may be unable to close out or liquidate its hedges during unusual periods of illiquidity in the options, futures or other markets. In addition, a Fund will pay commissions and other costs in connection with its transactions in such instruments, which may increase its expenses and reduce its investment performance.

51

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2025 (Unaudited)

Investments in Money Market Funds — In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may at times invest a significant portion of its assets in shares of money market funds. As of December 31, 2025, Hussman Strategic Market Cycle Fund and Hussman Strategic Allocation Fund had 44.0% and 36.2%, respectively, of the value of its net assets invested in shares of a money market fund registered under the 1940 Act. The annual report, along with the report of the independent registered public accounting firm is included in the money market fund’s N-CSR available at www.sec.gov. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Fund, as investors in money market funds, indirectly bear the fees and expenses of those funds, which are in addition to the fees and expenses of the Fund.

Sector Risk — If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments, may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector. As of December 31, 2025, Hussman Strategic Market Cycle Fund had 29.4% of the value of its net assets invested in stocks within the Health Care sector.

6. BANK LINE OF CREDIT

The Trust has established a $15,000,000 unsecured bank line of credit with its custodian bank which collectively allows the Funds to borrow up to this line. Any borrowings under these arrangements bear interest at the Prime Rate, currently 6.75% as of December 31, 2025. During the six months ended December 31, 2025, Hussman Strategic Market Cycle Fund, Hussman Strategic Allocation Fund and Hussman Strategic Total Return Fund did not borrow under their line of credit.

52

Hussman Investment Trust Notes to Financial Statements (continued)
December 31, 2025 (Unaudited)

7. CONTINGENCIES AND COMMITMENTS

The Trust’s officers and Trustees are entitled to indemnification from the Funds for certain liabilities to which they may become subject in connection with the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may require the Funds to indemnify the other parties to the contracts in the event of certain losses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve potential claims for indemnification for losses that may or may not be incurred in the future. However, based on experience, the Trust believes the risk of loss to be remote.

8. SUBSEQUENT EVENTS

The Funds are required to recognize in their financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the date of issuance of these financial statements and has noted no such events.

53

Hussman Investment Trust Additional Information (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosure

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

54

INVESTMENT ADVISER
Hussman Strategic Advisors, Inc.
6021 University Boulevard, Suite 490
Ellicott City, Maryland 21043

www.hussmanfunds.com
1-800-HUSSMAN (1-800-487-7626)

ADMINISTRATOR/TRANSFER AGENT

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

CUSTODIAN

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
342 N. Water Street
Suite 830
Milwaukee, Wisconsin 53202

LEGAL COUNSEL

Troutman Pepper Locke LLP
3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103

This Report is authorized for
distribution only if accompanied or preceded
by a current Prospectus of the Funds.

(b)	Included in (a)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hussman Investment Trust

By (Signature and Title)*	/s/ John P. Hussman

John P. Hussman, President and Chief Executive Officer

Date	February 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Hussman

John P. Hussman, President and Chief Executive Officer

Date	February 27, 2026

By (Signature and Title)*	/s/ Angela A. Simmons

Angela A. Simmons, Treasurer and Chief Financial Officer

Date	February 27, 2026

*	Print the name and title of each signing officer under his or her signature.